Pension And Other Postretirement Employee Benefits (OPEB) Plans (Schedule Of Expected Long-Term Rate Of Return On Assets Assumptions) (Details)	12 Months Ended
Dec. 31, 2015
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	5.83% [1]
Pension Plan [Member] | International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	7.45%
Pension Plan [Member] | US Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	6.64%
Pension Plan [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	5.70%
Pension Plan [Member] | Credit Strategies [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	5.70%
Pension Plan [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	4.80%
Pension Plan [Member] | Oncor Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	4.97%
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	6.30%
OPEB [Member] | 401(h) Accounts [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	6.93%
OPEB [Member] | Life Insurance VEBA [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	6.16%
OPEB [Member] | Union VEBA [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	6.16%
OPEB [Member] | Non-union VEBA [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	2.50%

[1]	The 2016 expected long-term rate of return for the nonregulated portion of the Oncor Retirement Plan is 4.97%.